Fees Summary	Nov. 26, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,923,000
Previously Paid Amount	0.00
Total Fee Amount	447.51
Total Offset Amount	0.00
Net Fee	447.51
Narrative - Max Aggregate Offering Price	$ 2,923,000
Final Prospectus	true